j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.13

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	XXXXX	304709840	FPRO9990	06/14/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. CU/LCA score > XX/XX/XXXX with no additional secondary valuation.	CDA	Third party valuation product provided within tolerance.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/14/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709840	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709840	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709839	FCRE1148	06/05/2025	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX The title in the loan file reflects title coverage of $XXX; however, the loan amount is XXX	Attached Title report and supplement	Updated title policy received, finding resolved. ; Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/05/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304709839	FPRO9990	06/05/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The Fannie Mae UCDP located in the loan file did not contain a score.	CDA	Third party valuation product provided within tolerance.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709839	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709838	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709838	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709838	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709837	FCRE7347	06/18/2025	Credit	Missing Doc	Missing Lease Agreement	File is missing lease agreements to support qualifying rental income for: XXX, XXX, XXX, XXX and XXX.	dunes st lease. all other leases were uploaded yesterday - 27 pages; leases	Documentation provided is sufficient. Exception resolved.; Missing the lease agreement for XXX Exception remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/18/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709837	FCRE7497	06/17/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of taxes and insurance for XXX	taxes & insurance XXX property; PROPERTY INFO - XXX	Documentation provided is sufficient. Exception resolved.; Verification of PI payment, taxes and HOA dues provided. However, still missing verification of haz ins premium for XXX. Condition remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709837	FCRE8728	06/11/2025	Credit	Missing Doc	Missing Payment History	Missing DU required payment history for XXX and all evidence of PITIA from loan file.	NEW PROPERTY - NO HISTORY OTHER THAN 1ST PMT, PAID. LOAN IS ESCROWED.; NO PAYMENT HISTORY - XXX	Verification of full PITIA provided. Condition cleared.; Copy of Note and XXX provided to verify P&I payment and first payment due XX/XX/XXXX. However, still missing verification of TIA for XXX. Condition remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/11/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709837	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709837	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709836	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709836	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709836	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709835	FPRO9990	06/05/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	CDA; Can you provide clarification on this condition and what is needed.	Third party valuation product provided within tolerance.; Secondary valuation to satisfy rating agency requirements required. Buyer to provide.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709835	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709835	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709834	FPRO9990	06/05/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. CU and LCA scores exceeded XXX.	CDA	Third party valuation product provided within tolerance.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709834	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709834	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709833	FPRO9990	06/05/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The loan file contained the Fannie Mae CU; however, there wasnt a score.	CDA	Third party valuation product provided within tolerance.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709833	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709833	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709832	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709832	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709832	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709831	FPRO9990	06/05/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The subject loan closed with a PIW, but no secondary valuation product was obtained.	AVM	Third party valuation product provided within tolerance.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709831	FPRO2924	05/27/2025	Property	Value	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. N/A - Per DU, subject property is eligible for an appraisal waiver.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	XXXXX	304709831	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709831	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709830	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709830	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709830	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709829	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709829	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709829	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709828	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709828	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709828	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709827	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709827	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709827	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709826	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709826	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709826	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709825	FCOM3849	06/02/2025	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).	Please see DIsclosure Tracking Report that was provided with initial package confirming the appraisal was sent 3/25 and received on 3/28. Ty!; Ty!	Evidence of appraisal delivery provided.; The document provided confirms the borrower waived the right to receive the appraisal at least XXX days prior but does not confirm the borrower received a copy at or prior to consummation.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		B	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709825	FCOM1280	06/02/2025	Compliance	Missing Doc	Collateral Protection Notice is Missing	Collateral Protection Notice was not provided.	Ty!	Collateral Protection Notice was provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709825	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709825	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709824	FCRE0363	06/05/2025	Credit	Data	Condominium Project is Non-Warrantable	When the subject is a (Condominium) and the Loan Program is Agency (DU) the Condominium Project: (No), in all circumstances, must be warrantable.	Condo Approval	The Condo Project is warrantable. Evidence of Fannie Mae approval provided. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709824	FCRE1256	06/04/2025	Credit	Missing Doc	Other Property Insurance Policy Partially Provided	For the REO property at XXX the hazard insurance document is only partially available.	HOI for XXX attached.	Full copy of hazard insurance for XXX provided with premium documented. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709824	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709824	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	Transaction meets BP guidelines. Transaction is a cash out XXX and is exempt from TRID/QM. According to the BP letter on page XXX that no part of the proceeds of the loan will be used for consumer purpose. The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709823	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709823	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709823	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709822	FCRE1148	06/08/2025	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX The title in the loan file reflects coverage of $XXX; however, the subject loan amount is XXX	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304709822	finding-3634	06/03/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee. COC in file does not provide an adequate reason for this fee increase.	Please see attached COC	Valid COC provided; exception resolved; Valid COC provided; exception resolved	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	06/03/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709822	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709821	FPRO9990	06/05/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The UCDP located in the loan file did not contain a score.	AVM	; AVM provided which supports the appraised value within acceptable tolerance. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709821	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709821	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709819	FCRE0386	06/27/2025	Credit	Missing Doc - Credit	Borrower 1 Photo Identification not provided	Borrower 1 Photo Identification not provided. The loan file is missing the borrower Photo ID.	Patriot Act	Documentation provided is sufficient. Exception resolved.; Photo Identification provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/27/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709819	finding-3634	06/18/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##KQ## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase of the appraisal fee from XXX to XXX addition of re-draw fee of XXX addition of the notary fee of XXX and addition of the title signing fee of XXX without valid COC. COC forms in file do not provide valid reasons for these fee increases.	refund, PCCD, LOE	Cure package provided to the borrower; exception downgraded to a 2/B	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304709819	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709818	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709818	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709818	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709817	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709817	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709817	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709816	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only		Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709816	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only		Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709816	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only		Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709815	FPRO9990	06/14/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The loan file contained the Fannie Mae UCDP; however, it did not contain a score.	AVM	Third party valuation product provided within tolerance.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/14/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709815	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709815	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709814	FPRO9990	06/08/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. CU and LCA scores exceed XX/XX/XXXX with no additional secondary valuation provided.	CDA	Third party valuation product provided within tolerance.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/08/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709814	FCRE1204	06/08/2025	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Drive report dated04/XXX/XXX reflects open alert for B2	There's no B2 on the loan. Please see attached Fraud Report dated 4/22/25 all alerts cleared for borrower XXX.	All Fraud Report Alerts have been cleared or None Exist	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/08/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709814	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709813	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709813	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709813	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709812	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709812	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709812	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709811	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709811	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709811	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709810	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709810	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709810	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709809	FCRE1255	06/06/2025	Credit	Missing Doc	Other Property Insurance Policy Missing	Other REO Property (XXX) tax, insurance & association docs are missing.	REO INFO	required documentation for XXX Lilcac provided, finding resolved	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline XXX of XXX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709809	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709809	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709808	FCRE7497	05/31/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The loan file is missing the HOA information for the properties at XXX and XXX.	See attached.	Documentation provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/31/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709808	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709808	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709807	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709807	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709807	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709806	FPRO9990	06/08/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Loan closed with PIW with no secondary valuation product in file.	AVM	Third party valuation product provided within tolerance.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/08/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709806	FPRO2924	06/01/2025	Property	Value	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. PIW	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	XXXXX	304709806	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709806	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709805	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709805	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709805	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709804	FCOM1233	07/07/2025	Credit	Missing Doc	The Final 1003 is Incomplete	The Final 1003 is Incomplete Final 1003 reflects borrower as a renter at XXX, paying XXX per month. Property tax documentation reflects borrower as a co-owner of the property. Final 1003 conflicts with this information	Please see revised 1003/1008/DU; Borrower does own this property- uploaded are copies of HOI, HOA and taxes for XXX. We have added in debts associated with this property bringing the final DTI to 48.8%. Per the tax records there is no lien on this property, the HOI doesn't show any mortgagee and the borrowers credit report shows no mortgage. Borrower owns this free and clear- An updated 1003,1008 and AUS showing approve/eligible are attached.	Documentation is sufficient. XXX calculated in DTI. Exception resolved.; The Final 1003 is Present; ; ; Documentation to show Borrower owns instead of rents received. This would take her primary expense from XXX down to $XXX. XXX and DU reflect both the rental amount of XXX and the taxes/insurance of XXX are added to the DTI. While approved for this higher DTI amount, please confirm if this is correct, or update the XXX/1003 and DU. Exception remains.; The Final 1003 is Present; Document Uploaded. ; No documents attached. Please upload mentioned documents. Exception remains.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/07/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709804	finding-3634	06/01/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal fee. COC in file dated XX/XX/XXXX does not adequately explain the reason for this fee increase. This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##KQ## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Please see attached COC	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/01/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709804	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709803	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709803	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709803	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709802	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709802	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709802	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709801	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709801	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709801	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709799	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709799	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709799	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709798	FCRE0386	06/10/2025	Credit	Missing Doc - Credit	Borrower 1 Photo Identification not provided	Borrower 1 Photo Identification not provided. The file does contain the USA Patriot Act Disclosure for B2 but not B1.	USA Patriot Act Disclosure	Photo Identification provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/10/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709798	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709798	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709797	FCRE7497	06/11/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The borrowers own several other XXX properties. The current property taxes for the property at XXX have not been verified, and there is no mortgage Statement for the property at XXX to confirm the payment used to qualify includes escrows for hazard and property taxes.	copy of mortgage statement and tax bill ; mortgage statement for property XXX; copy of mortgage statements for other property	Full verification of PITIA provided. Condition cleared.; Mortgage Statement provided for XXX reflects no escrow account. Property tax liability for XXX has not been verified. Condition remains.; Exception resolved for other REO at XXX and DTI updated accordingly, however, still missing evidence of property taxes requested below for XXX. Documentation provided is mortgage Statement with no escrows. Exception remains.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Qualifying DTI below max allowed. -	Resolved	06/11/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709797	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. -	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709797	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. -	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709796	FPRO9990	06/05/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The Fannie Mae TPV was located in the loan file; however, there wasn't a score.	CDA; U/W Decision Logic	Third party valuation product provided within tolerance.; Third party valuation not provided. A secondary review or UCDP score below XX/XX/XXXX required per JPM Guide. finding remains	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
Borrower has stable job time - Borrower has XXX years on job.
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709796	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709796	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709794	FCRE7497	06/17/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The loan file is missing the HOA information for the REO and the Primary.	Annual HOA assessments for Primary & REO	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	06/17/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709794	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709794	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709793	FPRO9990	06/05/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The loan file contained the Fannie Mae CU; however, it did not contain a score.	AVM	; Third Party Valuation Product Not Provided or Not Provided Within Tolerance. AVM provided with acceptable tolerance. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709793	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709793	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709792	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709792	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709792	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709791	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709791	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709791	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709788	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709788	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709788	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709787	FCRE1148	06/02/2025	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX There are XXX copies of the Title commitment; both reflect a policy amount of XXX vs XXX	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304709787	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709787	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709786	FCRE0386	06/05/2025	Credit	Missing Doc - Credit	Borrower 1 Photo Identification not provided	Borrower 1 Photo Identification not provided. Missing copy of Photo ID and/or Patriot Act Form.	Ty!	Photo Identification provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709786	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709786	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709785	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709785	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709785	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709784	FCRE7497	07/14/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The loan file is missing verification of taxes for the borrowers XXX property Lot XXX Section XXX The loan closed using monthly taxes of XXX a month that is unverified.	Please see breakdown attached.	Estimate of tax/insurance for new construction provided to support qualifying amount of XXX per month. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of xxx is greater than Guideline minimum FICO of XXX	Resolved	07/14/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709784	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709784	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695189	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695189	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Cleared	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695189	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Cleared	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695188	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Cleared		Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695188	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared		Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695188	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared		Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695187	FCRE1206	06/25/2025	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists.	Document Uploaded. Please see attached LDP/GSA where XXX was searched + included. Thank you!; Document Uploaded.	All Interested Parties Checked against Exclusionary Lists; Fraud Report provided indicates the appraiser has been cleared on the exclusionary lists.; Fraud Report received is missing evidence appraiser XXX was screened through any exclusionary list.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/25/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695187	FCRE1205	06/25/2025	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared	Document Uploaded.	OFAC Check Completed and Cleared	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/25/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695187	FCRE1201	06/25/2025	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Document Uploaded.	Third Party Fraud Report is provided; Third Party Fraud Report received.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/25/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695187	FPRO9990	06/25/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded. Please see attached ARR with 0% variance, thank you; Document Uploaded. ; Score is 2.6 per UW FNMA Risk score of 3.5+ requires second level review. Nothing is required, thank you.	Third party valuation product provided within tolerance.; Document Uploaded. ; Secondary Valuation, Appraisal Risk Review received with a XXX% variance. ; We can State that we acknowledge it is not required per guides but according to RA's the property grade will remain a C without the secondary valuation or CU within limits; All CU scores over XX/XX/XXXX require third party review.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/25/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304695187	FCRE4104	05/12/2025	Credit	Missing Doc	Missing explanation and supporting documentation for large deposit(s)	Source large deposit on XXX of XXX into account XXX #XXX.	Per UW-- they are not large deposits to source; they are payroll deposits. Please advise, thank you!	Payroll deposits do not require sourcing.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695187	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695187	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695183	FCRE1182	05/19/2025	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Document Uploaded.	Approval/Underwriting Summary is fully present; XXX Underwriting and Transmittal Summary was received.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304695183	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695183	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695181	FPRO2924	06/26/2025	Property	Value	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. DU accepted the value as submitted and an Appraisal is not required. Appraisal waiver.		AVM received is within XXX% variance. Acknowledged and downgraded to a B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	XXXXX	304695181	FCRE9780	06/26/2025	Credit	Missing Doc	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing		Business Purpose Affidavit/Disclosure Provided; ; Not required per loan type	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/26/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695181	FPRO9990	06/26/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.		Third party valuation product provided within tolerance.; Document Uploaded.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/26/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304695181	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695180	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695180	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Cleared	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695180	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695177	FPRO9990	05/15/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded. desk review. ; Hi, per our UW - FNMA Risk scores 3.5+ requires second level review and desk review. The score on this is only 3.2, so nothing is required.	Third party valuation product provided within tolerance.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; ;	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304695177	FCRE7497	05/06/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing homeowners insurance for XXX.	Hi, per our UW - This is a Land Only so there is no HOI.		Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695177	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695176	FPRO0951	05/08/2025	Property	Missing Doc	Condo Approval Missing	Condo Approval Missing. Limited review required by AUS is not in file.	Document Uploaded.	Condo Approval is provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304695176	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	Transaction meets BP guidelines. Transaction is a XXX of an XXX property and is exempt from TRID/QM. The loan is in compliance with all applicable laws and regulations.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695176	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695175	FCRE9780	11/10/2025	Credit	Missing Doc	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing	This is not required for our Alt-Agency loans. please rescind condition.	; Not required per loan type	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/10/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695175	FCRE7497	05/19/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Please provide documentation on the HOA or other obligation for XXX per monthnth on the borrower's XXX located at XXX.	Document Uploaded.	Evidence of XXX HOA fee for XXX was received.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695175	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695175	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695174	FCRE1438	05/28/2025	Credit	Eligibility	ATR Risk	ATR Risk At the time of the audit review, XXX and XXX were missing XXX and XXX business tax returns, including all associated schedules. XXX had submitted a XXX K-XXX but was missing XXX business tax return, as well as XXX business tax return and all schedules. New XXX had submitted K-1s for both XXX and XXX but missing full business tax returns or corresponding schedules for those years. Similarly, XXX had submitted a XXX K-XXX but was missing XXX business tax return, along with XXX business tax return and all schedules. Furthermore, two months' worth of bank Statements from XXX were absent from the submission, preventing verification of adequate reserves to meet program guidelines. Since several business tax returns and supporting schedules were missing, as well as two months of XXX bank Statements, data verification could not be fully performed, leading to inconclusive audit review.	ATR Risk Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
Borrower has stable job time - Borrower has XXX years on job.
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	05/28/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695174	FCRE1159	05/09/2025	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. No additional policy could be located within the file with an effective date of XX/XX/XXXX.	Document Uploaded. Loan did not disburse until April. Please see attached PCCD.	; Disbursement date XX/XX/XXXX per PCCD provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
Borrower has stable job time - Borrower has XXX years on job.
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	05/09/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695174	FCRE1479	05/08/2025	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements. Two months bank Statements for XXX could not be located within the file to confirm clearance of the earnest money deposit and sufficient reserves to meet program guidelines.	Document Uploaded. Please see XXX account, and LOE for account transfers.	Asset Record XXX Meets G/L Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	05/08/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695174	FCRE1467	05/08/2025	Credit	Missing Doc	Asset 1 Missing	Asset 1 Missing. Two months bank Statements for XXX could not be located within the file to confirm clearance of the earnest money deposit, sufficient reserves and funds to close to meet program guidelines.	Please see prior upload for all wells XXX and LOE for those accounts.	Asset 1 Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	05/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695174	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695174	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695172	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Cleared	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695172	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Cleared	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695172	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695169	FPRO9990	05/15/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Secondary valuation product not provided.	Document Uploaded. desk review	Third party valuation product provided within tolerance.; Desk Review (CCA report) was received.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304695169	FCRE1185	05/09/2025	Credit	Missing Doc	AUS Partially Provided	AUS Partially Provided The DU provided did not reflect the correct Employment and Income documentation required to verify the Borrower's qualifying incomes and verify the Borrower's correct type of employment. The loan case file should be resubmitted to DU, to ensure the proper verification requirements are met.	DU Line items 20 & 21 are only if we pulled a Day 1 certainty report and verified income. We used tax returns/K-1's. All documentation is in the file. Please clear; Please advise what income calculations are incorrect, and what calculation was used ? We would like to see where the deficiency is so we can update and correct.	AUS is not incomplete; AUS: line XXX Du could not validate borrower employment. line XXX: DU could not validation borrower income.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/09/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695169	FCRE1316	05/08/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing A verification of employment was not performed or documented in the file. This requirement must be met.	Document Uploaded.	Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695169	FCRE1206	05/08/2025	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists.	Document Uploaded. LDP GSA attached, please advise what parties are missing.	All Interested Parties Checked against Exclusionary Lists; Fraud provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/08/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695169	FCRE1205	05/08/2025	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared	Document Uploaded. Fraud attached, please see page 2 for clear OFAC	OFAC Check Completed and Cleared; Fraud provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/08/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695169	FCRE1201	05/08/2025	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Document Uploaded.	Third Party Fraud Report is provided; Fraud provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Borrower has stable job time - Borrower has XXX years on job.
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/08/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695169	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695169	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695166	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695166	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695166	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695165	FPRO9990	05/19/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. No valid secondary review product was provided.	Document Uploaded.	Third party valuation product provided within tolerance.; Desk Review (CCA) for the subject property was received.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304695165	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695165	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695165	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695164	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Cleared	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695164	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695164	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695163	FPRO9990	05/15/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. No valid secondary valuation product was provided.	Document Uploaded.	Third party valuation product provided within tolerance.; Desk Review (CCA) for the subject property was received. ; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.		Resolved	05/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304695163	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Cleared		Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695163	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared		Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695163	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared		Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695162	FCRE7497	05/12/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of HOA dues on XXX of XXX per month.	Document Uploaded.	Verification of HOA dues on XXX of XXX per month was received.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695162	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Cleared	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695162	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695161	FPRO9990	05/15/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. No valid secondary valuation product was provided.	Document Uploaded. desk review	Third party valuation product provided within tolerance.; Desk Review (CCA) for the subject property was received.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304695161	FCRE1206	05/08/2025	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists.	Document Uploaded. Attaching our LDP/GSA/SAM report that we ran on this file. Please advise which party is missing.	All Interested Parties Checked against Exclusionary Lists; LDP GSA provided	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695161	FCRE1205	05/08/2025	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared	Document Uploaded. Attaching our Fraud report, please see page 2 for clear OFAC.	OFAC Check Completed and Cleared	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695161	FCRE1201	05/08/2025	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Document Uploaded. Fraud attached.	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695161	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Cleared	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695161	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695161	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695159	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695159	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695159	FPRO9990	05/15/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.		Third party valuation product provided within tolerance. AVM provided that supports value. Condition cleared.; Document Uploaded.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304695157	FCRE1330	05/08/2025	Credit	Missing Doc	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing Missing Leave and Earnings Statement as required by DU Employment and Income section XXX	Document Uploaded.	Borrower 1 Paystubs Provided; A YTD paystub received for the borrower validates the income utilized.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695157	FCRE1437	05/08/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing Leave and Earnings Statement as required by DU Employment and Income section XXX	Document Uploaded.	Income and Employment Meet Guidelines; A YTD paystub received for the borrower validates the income utilized.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695157	FPRO0951	05/08/2025	Property	Missing Doc	Condo Approval Missing	Condo Approval Missing. Condo approval is Missing at time of review	Document Uploaded. limited review was approved by management. I have attached approval email, and our limited review questionnaire.	Condo Approval is provided.; A condominium HOA limited review questionnaire was received. Per Lender, a limited condo review was approved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304695157	FCRE1438	05/08/2025	Credit	Eligibility	ATR Risk	ATR Risk Missing Leave and Earnings Statement as required by DU Employment and Income section XXX	Document Uploaded.	ATR Risk Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695157	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695156	FCRE1182	05/09/2025	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. XXX is missing.	Document Uploaded.	Approval/Underwriting Summary is fully present; XXX	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		B	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695156	FCRE7497	05/09/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing documentation to support the XXX payment for new 2nd loan with XXX attached to XXX . HUD-XXX provided in file, but does not document the payment. XXX disclosed on the 1003 REO. Net Rental Income is subject to recalculation.	Document Uploaded.	; Closing documents on XXX provided	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695156	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695156	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695148	FCRE1184	05/08/2025	Credit	Missing Doc	AUS Not Provided	Missing AUS Missing the AUS for the subject loan review. An AUS is required and must be provided.	Document Uploaded. Hi, please see attached.	AUS is not missing	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	05/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695148	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Cleared	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695145	FCRE9780	06/26/2025	Credit	Missing Doc	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing The subject transaction is for an XXX property. A Business Purpose Affidavit was not found in the loan file.	Business Purpose Affidavit/Disclosure Provided; Business Purpose Affidavit/Disclosure Missing; Not required per loan type	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
Borrower has stable job time - Borrower has XXX years on job.
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/26/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695145	FCRE9995	05/15/2025	Credit	Assets	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of $XXX. The AUS required XXX months reserves. The loan file only reflected XX/XX/XXXX months of reserves.	Document Uploaded.	Audited Reserves of XXX are equal to or greater than AUS Required Reserves of $XXX.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
Borrower has stable job time - Borrower has XXX years on job.
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/15/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695145	FPRO8998	05/05/2025	Property	Data	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.	Cleared	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695145	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695144	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695144	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695144	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695143	FCRE9780	05/12/2025	Credit	Missing Doc	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing The Business Purpose Affidavit/Disclosure was not found in the file. Please provide.	; Not required per loan type	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695143	FCRE0382	05/12/2025	Credit	Data	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. The borrower wired the total amount required for closing XXX to settlement. Funds verified =$XXX, while DU required assets in the amount of $XXX.	Hi, per our UW - Borrower has those assets verified. Total assets available are $XXX required funds to close $XXX giving reserves of $XXX	Funds are found to meet guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695143	FCRE1191	05/12/2025	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than AUS Required Reserves of XXX The borrower wired the total amount required for closing XXX to settlement. Funds verified =$XXX, while DU required assets in the amount of $XXX.	Borrower has those assets verified. Total assets available are $XXX required funds to close $XXX giving reserves of $XXX	Audited Reserves of XXX are equal to or greater than AUS Required Reserves of XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695143	FCRE1192	05/12/2025	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Number of Months)	Audited Reserves of XXX month(s) are less than AUS Required Reserves of XXX month(s) The borrower wired the total amount required for closing XXX to settlement. Funds verified =$XXX, while DU required assets in the amount of $XXX.	Borrower has those assets verified. Total assets available are $XXX required funds to close $XXX giving reserves of $XXX	Audited Reserves of XXX month(s) are greater than or equal to AUS Required Reserves of XXX month(s)	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695143	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695141	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	No Credit Findings. The loan meets all applicable credit guidelines.		Cleared	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695141	FPRO8998	05/05/2025	Property	Data	No Property Findings	No Property Findings. Property and valuations related findings were not identified on the loan.		Cleared	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695141	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695140	FCRE1438	06/04/2025	Credit	Eligibility	ATR Risk	ATR Risk Desktop Underwriter (DU) required two years of tax returns for XXX and one year for XXX, based on the Final 1003, which indicated that XXX had been in business for more than five years. However, third-party documentation contradicts this, showing the reverse. As a result, DU should have been resubmitted with the correct number of years each entity has been in business. Additionally, the required two years of personal and business tax returns were not provided for audit review. Due to the absence of these tax returns, qualifying income could not be determined, leaving data verification inconclusive.	Document Uploaded. See new DU with correct yrs in business for XXX , only requiring XXX yr 1040s which are attached also.	ATR Risk Resolved; AUS updated 1040s XXX yr	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695140	FCRE1319	06/04/2025	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Borrower 1 Personal Tax Returns Missing Desktop Underwriter (DU) required two years of tax returns for XXX and one year for XXX, based on the Final 1003, which indicated that XXX had been in business for more than five years. However, third-party documentation contradicts this, showing the reverse. As a result, DU should have been resubmitted with the correct number of years each entity has been in business. Additionally, the required two years of personal and business tax returns were not provided for audit review. Due to the absence of these tax returns, qualifying income could not be determined, leaving data verification inconclusive.	Document Uploaded. See new DU with correct yrs in business for XXX , only requiring XXX yr 1040s which are attached also.	Borrower 1 Personal Tax Returns Provided	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695140	FCRE1347	06/04/2025	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Verbal verification for B2 expired on XX/XX/XXXX which does not meet the XXX days prior to the Note date guidelines.	Document Uploaded.	Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable ( equals XXX); VOE provided	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695140	FPRO3678	06/04/2025	Property	Property Issue	Property Issue(s) are Present	One or more issues or defects with the property have been discovered. The appraisal report includes commentary from the appraiser noting that public records classify the subject property as a three-unit dwelling, while the current and reported legal use reflects a four-unit dwelling. Additionally, a property detail report indicates the land use as a Triplex but lists four units and three buildings, which aligns with the provided photos. Audit acknowledges this discrepancy and notes a potential concern regarding the number of units. It remains unclear whether the additional unit was properly permitted by the local jurisdiction, and verification through permit records could be necessary to confirm compliance with zoning and building regulations. Additionally, the appraiser provided a single photo of a hot water heater, which appears to be located on a second level. However, audit suggests further evaluation to determine whether the hot water heater is part of a recirculation loop and if its placement and enclosure comply with applicable building codes. Additional clarification may be necessary to ensure regulatory compliance.	Our u/w called FNMA< and they are allowing it as a 4-unit: Called Fannie Mae Underwriting Support and spoke XXX regarding public records reporting subject property “XXX” and per XXX we technically can do it as a XXX unit . Please review.	The issue with the property has been resolved.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304695140	FCRE1468	06/04/2025	Credit	Missing Doc	Asset 2 Missing	Asset 2 Missing Most recent XXX bank Statement was not provided to meet reserve requirements and program guidelines.	Document Uploaded.	Asset 2 Provided Or Not Applicable	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695140	FCRE3843	06/04/2025	Credit	Eligibility	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Receipt of the most recent bank Statement will meet the requirement.	Document Uploaded.	The required number of months reserves are to be seasoned does meet Guideline requirement.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695140	FPRO9990	06/04/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded.	Third party valuation product provided within tolerance.; Third party review provided	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695140	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695137	FCRE5770	05/19/2025	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Borrower 1 Credit Report is Missing. Credit report missing	Document Uploaded.	Borrower 1 Credit Report is not missing.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695137	FCRE5771	05/19/2025	Credit	Missing Doc	Borrower 2 Credit Report is Missing	Borrower 2 Credit Report is Missing. Credit report missing	Document Uploaded.	Borrower 2 Credit Report is not missing.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695137	FCRE9178	05/19/2025	Credit	Eligibility	Borrower has less than 2 FICO scores and does not meet minimum required to be scored.	Borrower has less than XXX FICO scores and does not meet minimum required to be scored.	Document Uploaded.	Borrower(s) FICO score meets guidelines.; Borrower 2 has less than XXX FICO scores and does not meet minimum required to be scored.; Borrower(s) FICO score meets guidelines.; Borrower has less than XXX FICO scores and does not meet minimum required to be scored.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		B	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695137	FCRE1190	05/19/2025	Credit	Eligibility	Audited FICO is less than AUS FICO	Audited FICO of XXX is less than AUS FICO of XXX		Audited FICO of XXX is equal to or greater than AUS FICO of XXX	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695137	FCRE1197	05/19/2025	Credit	Eligibility	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX		Audited FICO of XXX is greater than or equal to Guideline FICO of XXX	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695137	FCRE0382	05/19/2025	Credit	Data	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Missing Bank Statement for money market XXX	Document Uploaded.	Funds are found to meet guidelines.; Two months bank Statements for US Bank #XXX was received.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695137	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695137	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695136	FCOM1266	06/02/2025	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Documenation required to clear exception: Business purpose Cert is missing from file therefore Homeownership Counseling Disclosure is required. Please provide either Business purpose cert or Homeownership Counseling Disclosure.	Document Uploaded.	Homeownership Counseling Disclosure Is Present or Not Applicable	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/02/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304695136	FPRO9990	06/02/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded. ; Per UW on this program -- FNMA Risk Score of 3.5+ requires a second level review and desk review. Please advise as CU score is 2.6.	Third party valuation product provided within tolerance.; An Appraisal Risk Review for the subject property was received. ; According to the SSR Report the CU score is XXX. Missing third party valuation product. Condition remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/02/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304695136	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695136	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695135	FCRE7497	05/08/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of taxes, insurance, and/or HOA for: XXX.	Document Uploaded. Uploaded taxes/insurance and verification no HOA per XXX print out.; Document Uploaded.	Evidence of taxes and insurance provided, evidence of no HOA also received.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695135	FCRE7495	05/06/2025	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing evidence property at XXX is owned free and clear or need verification of mortgage.	Document Uploaded. prelim title, just closed loan, no mortgage.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695135	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695135	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695134	FCRE7497	05/06/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	XXX is showing HOA dues on 1003. No documentation in file verifies the amount of the HOA fees being XXX	Document Uploaded. See attached		Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304695134	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695134	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695127	FPRO9990	06/02/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded. ; Document Uploaded. Hi, per our UW- FNMA Risk Scores 3.5+ requires second level review and desk review. This score is only 2.7, so no other documentation should be required.	Third party valuation product provided within tolerance.; A Desk Review for the subject property with XXX% variance was received. ; ; According to the SSR Report the CU score is XXX. Missing third party valuation product. Condition remains.		Resolved	06/02/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304695127	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Cleared		Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695127	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Cleared		Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709778	FCRE5775	06/08/2025	Credit	Borrower	Borrower 2 Credit Report is Incomplete	Borrower 2 Credit Report is Partially Present. The joint credit report dated XX/XX/XXXX is showing the FICOs for B2 are Frozen. Provide the updated credit report to reflect B2s FICOs.	Credit Report	Borrower 2 Credit Report is not partially present.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/08/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709778	FCRE1148	06/08/2025	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX The Title provided is missing the Proposed Insured: Lender's Name and The proposed amount of coverage: Loan Amount. Provide an updated Title or Supplemental Report.	FInal Title Policy	Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/08/2025		B	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709778	FCRE1146	06/08/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present The Title provided is missing the Proposed Insured: Lender's Name and The proposed amount of coverage: Loan Amount. Provide an updated Title or Supplemental Report.	Final Title Policy	Title Document is fully Present	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709778	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709778	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709777	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709777	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709777	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709776	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709776	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709776	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709775	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709775	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709775	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709774	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709774	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709774	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709773	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709773	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709773	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709772	FPRO1500	06/19/2025	Property	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing	Hello,

Per our UW on this - Questionnaire is not required on detached condominium reviews as the review is waived.

Thank you,; Hello,

Per our UW on this - Questionnaire is not required on detached condominium reviews as the review is waived.

									Thank you,	; HOA not required for detached condo. Condition cleared.; HOA Questionnaire Provided	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/19/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709772	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709772	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709771	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709771	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709771	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709769	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709769	FPRO8998	06/02/2025	Property	Data	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709769	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709768	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709768	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709768	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709767	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709767	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709767	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709766	FCRE1201	06/10/2025	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The loan file is missing the Fraud report.	I am not understanding why this condition is being added 15 days after the original condition. Please see attached Fraud.	Clean Fraud report provided ; Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709766	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709766	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709764	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709764	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709764	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709763	FCRE1204	06/05/2025	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Drive report dated XX/XX/XXXX contains open alerts, Appraiser identified on the XXX exclusionary list	Alerts cleared on page 2	Received updated Fraud report ; All Fraud Report Alerts have been cleared or None Exist	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709763	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709763	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709761	FCRE7497	05/29/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The loan file is missing the HOA information for XXX.	XXX HOA	Proof of HOA received, finding resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709761	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709761	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709760	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709760	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709760	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709759	FPRO9990	06/14/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. CU/LCA score > XX/XX/XXXX with no additional secondary valuation.	CDA	Third party valuation product provided within tolerance.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709759	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709759	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709758	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709758	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709758	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709757	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709757	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709757	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709756	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709756	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709756	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709755	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709755	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709755	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709753	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709753	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709753	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709752	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709752	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709752	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709751	FCRE1158	06/06/2025	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Final Hazard policy was not provided (quote only)	Policy was included on page 154 of the investor package.	Hazard Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709751	FCRE1204	06/06/2025	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Report reflects low caution, not all participants input	Please see attached. Both borrowers are included on Fraud reports, per UW, everything in question was verified and followed Fannie guidelines.	Received updated Drive report; All Fraud Report Alerts have been cleared or None Exist	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/06/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709751	FCRE1186	06/06/2025	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Audited DTI of XXX% exceeds AUS DTI of XXX% Provided AUS dated XX/XX/XXXX does not reference primary living expense, the Final 1003 reflects the borrower maintains XXXs at XXX and XXX	Please see attached AUS ran right before funding.	Audited DTI of XXX% is less than or equal to AUS DTI of XXX%	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/06/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709751	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709751	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709750	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709750	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709750	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709748	FPRO1136	06/05/2025	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis Completion report has not been provided.	Completion report	Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709748	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709748	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709746	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709746	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709746	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709745	FPRO9990	06/14/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	AVM	Third party valuation product provided within tolerance.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709745	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709745	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709744	FPRO9990	06/27/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	AVM	Third party valuation product provided within tolerance.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/27/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304709744	FCRE7497	06/27/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Provide taxes for XXX. The monthly taxes not to exceed $XXX.	County Tax Estimate attached.	Verification of property tax provided. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/27/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304709744	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709743	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709743	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709743	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709742	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709742	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709742	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709741	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709741	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709741	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709740	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709740	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709740	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709739	FCRE8999	06/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709739	FPRO8998	06/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709739	FCOM8997	06/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709738	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709738	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709738	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822702	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822702	FCRE8999	08/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822702	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A